RISKS AND UNCERTAINTIES Q (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Cash and cash equivalents	$ 1,137,426		$ 1,137,426	$ 462,103
Brokers
Concentration Risk [Line Items]
Cash and cash equivalents	634,400		634,400	19,700
Trading Platforms
Concentration Risk [Line Items]
Cash and cash equivalents	$ 154,600		$ 154,600	$ 64,700
Revenue Benchmark | Customer Concentration Risk | Two Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage	39.00%
Revenue Benchmark | Customer Concentration Risk | Three Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage		35.00%	54.00%
Loans Receivable | Credit Concentration Risk | Two Counterparties
Concentration Risk [Line Items]
Concentration risk percentage			64.00%	27.00%
Current Liabilities | Liquidity Concentration Risk | One Counterparty
Concentration Risk [Line Items]
Concentration risk percentage			6.30%	8.50%
Crypto Assets | Credit Concentration Risk | Third Parties
Concentration Risk [Line Items]
Concentration risk percentage			38.00%	22.00%
Three Protocols | Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage			77.00%
Four Protocols | Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage				77.00%